August 4, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:  File No. 2-67464, Ohio National Fund Inc.
     Certification Under Rule 497 (j)

Gentlemen:

I, John J. Palmer, President of the Registrant, Ohio National Fund, Inc., hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most-recent post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on July 24, 1997.

In witness whereof, I have signed this certification in the County of Hamilton, State of Ohio this fourth day of August, 1997.


                              Sincerely,


                              /s/ John J. Palmer
                              John J. Palmer
                              President


JJP/nh